Other provisions (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance	$ 2,718,299	$ 3,036,098
Incorporated	1,179,479	553,856
Used	(359,986)	(162,221)
Released	(70,013)	(492,679)
Conversion effect	93,682	(216,755)
Changes	2,534,330	(317,799)
Additions for business combinations	1,691,168
Ending balance	5,252,629	2,718,299
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Beginning balance	325,331	496,302
Incorporated	1,171,424	272,044
Used	(359,986)	(162,221)
Released	(70,013)	(52,542)
Conversion effect	(4,608)	(228,252)
Changes	2,427,985	(170,971)
Additions for business combinations	1,691,168
Ending balance	2,753,316	325,331
Miscellaneous other provisions [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,392,968	2,539,796
Incorporated	8,055	281,812
Used
Released		(440,137)
Conversion effect	98,290	11,497
Changes	106,345	(146,828)
Additions for business combinations
Ending balance	$ 2,499,313	$ 2,392,968